VIRTUS KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—96.2%
Communication Services—12.6%
Meta Platforms, Inc. Class A	61,369	$ 45,296
Netflix, Inc.(1)	21,697	29,055
Trade Desk, Inc. (The) Class A(1)	194,971	14,036
		88,387

Consumer Discretionary—19.2%
Airbnb, Inc. Class A(1)	71,846	9,508
Amazon.com, Inc.(1)	189,404	41,553
Home Depot, Inc. (The)	26,944	9,879
Marriott International, Inc. Class A	68,134	18,615
MercadoLibre, Inc.(1)	6,371	16,652
NIKE, Inc. Class B	116,289	8,261
O’Reilly Automotive, Inc.(1)	224,715	20,254
Ross Stores, Inc.	75,375	9,616
		134,338

Financials—12.4%
Block, Inc. Class A(1)	102,656	6,974
Progressive Corp. (The)	77,184	20,597
S&P Global, Inc.	30,738	16,208
Visa, Inc. Class A	122,262	43,409
		87,188

Health Care—8.8%
Danaher Corp.	59,776	11,808
Eli Lilly & Co.	21,195	16,522
IDEXX Laboratories, Inc.(1)	10,326	5,538
Intuitive Surgical, Inc.(1)	24,557	13,345
Zoetis, Inc. Class A	91,398	14,253
		61,466

Industrials—9.6%
Equifax, Inc.	37,251	9,662
Fair Isaac Corp.(1)	15,190	27,766
Paycom Software, Inc.	29,403	6,804
Uber Technologies, Inc.(1)	246,410	22,990
		67,222

Information Technology—30.1%
Accenture plc Class A	33,905	10,134
Amphenol Corp. Class A	424,996	41,968
Cadence Design Systems, Inc.(1)	50,555	15,579
	Shares	Value

Information Technology—continued
Gartner, Inc.(1)	19,511	$ 7,887
NVIDIA Corp.	300,058	47,406
Roper Technologies, Inc.	23,593	13,373
ServiceNow, Inc.(1)	19,978	20,539
Shopify, Inc. Class A(1)	157,683	18,189
Snowflake, Inc. Class A(1)	95,323	21,330
Workday, Inc. Class A(1)	60,550	14,532
		210,937

Materials—1.8%
Ecolab, Inc.	47,781	12,874
Real Estate—1.7%
CoStar Group, Inc.(1)	144,464	11,615
Total Common Stocks (Identified Cost $242,570)		674,027

Total Long-Term Investments—96.2% (Identified Cost $242,570)		674,027

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(2)	10,507,882	10,508
Total Short-Term Investment (Identified Cost $10,508)		10,508

TOTAL INVESTMENTS—97.7% (Identified Cost $253,078)		$684,535
Other assets and liabilities, net—2.3%		16,398
NET ASSETS—100.0%		$700,933

Abbreviations:
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$674,027	$674,027
Money Market Mutual Fund	10,508	10,508
Total Investments	$684,535	$684,535
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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